PENSION AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Jun. 29, 2018
Retirement Benefits [Abstract]
PENSION AND OTHER POSTRETIREMENT BENEFITS
NOTE 14: PENSION AND OTHER POSTRETIREMENT BENEFITS
Defined Contribution Plan
We sponsor a defined contribution savings plan, which allows our eligible employees to contribute a portion of their pre-tax and/or after-tax income in accordance with specified guidelines. The plan includes several match contribution formulas which requires us to match a percentage of the employee contributions up to certain limits, generally totaling between 2.0% to 6.0% of employee eligible pay. Matching contributions charged to expense were $83 million and $80 million for fiscal 2018 and 2017, respectively, including both continuing and discontinued operations, and in fiscal 2018 included the issuance of shares of our common stock.

Deferred Compensation Plan
We also sponsor a supplemental executive retirement plan, which is a nonqualified deferred compensation arrangement for highly compensated employees (within the meaning of section 201(2) of ERISA). The plan obligations are funded by investments held in a Rabbi Trust.
The following table provides the fair value of our deferred compensation plan investments and liabilities by category and by fair value hierarchy level:

	June 29, 2018		June 30, 2017
	Total	Level 1	Total	Level 1

	(In millions)
Assets
Deferred compensation plan assets:(1)
Equity and fixed income securities	$46	$46	$37	$37
Investments measured at NAV:
Equity and fixed income funds	63		50
Corporate-owned life insurance	27		25
Total investments measured at NAV	90		75
Total fair value of deferred compensation plan assets	$136		$112

Liabilities
Deferred compensation plan liabilities:(2)
Equity securities and mutual funds	$38	$38	$46	$46
Investments measured at NAV:
Common/collective trusts and guaranteed investment contracts	111		80
Total fair value of deferred compensation plan liabilities	$149		$126

_______________

(1)	Represents diversified assets held in a “rabbi trust” associated with our non-qualified deferred compensation plans, which we include in the “Other current assets” and “Other non-current assets” line items in our Consolidated Balance Sheet, and which are measured at fair value.

(2)	Primarily represents obligations to pay benefits under certain non-qualified deferred compensation plans, which we include in the “Compensation and benefits” and “Other long-term liabilities” line items in our Consolidated Balance Sheet. Under these plans, participants designate investment options (including stock and fixed-income funds), which serve as the basis for measurement of the notional value of their accounts.
Defined Benefit Plans
We sponsor numerous defined benefit pension plans for eligible employees. Benefits for most participants under the terms of these plans are based on the employee’s years of service and compensation. We fund these plans as required by statutory regulations and through voluntary contributions. Some of our employees also participate in other postretirement defined benefit plans such as health care and life insurance plans.
The U.S. Salaried Retirement Plan (“U.S. SRP”) is our largest defined benefit pension plan, with assets valued at $4.6 billion and a projected benefit obligation of $5.2 billion as of June 29, 2018. Effective December 31, 2016, accruals under the U.S. SRP benefit formula were frozen for all employees and replaced with a 1% cash balance benefit formula for certain employees who were not highly compensated on December 31, 2016.
Balance Sheet Information
Amounts recognized in our Consolidated Balance Sheet for defined benefit pension plans and other postretirement defined benefit plans (collectively, “defined benefit plans”) reflect the funded status of our plans. The following table provides a summary of the funded status of our defined benefit plans and the presentation of such balances within our Consolidated Balance Sheet:

	June 29, 2018			June 30, 2017
	Pension	Other Benefits	Total	Pension	Other Benefits	Total

	(In millions)
Fair value of plan assets	$5,098	$207	$5,305	$4,921	$212	$5,133
Projected benefit obligation	(5,774)	(233)	(6,007)	(6,140)	(265)	(6,405)
Funded status	$(676)	$(26)	$(702)	$(1,219)	$(53)	$(1,272)
Consolidated Balance Sheet line item amounts:
Other non-current assets	$15	$—	$15	$9	$—	$9
Compensation and benefits	(2)	(1)	(3)	(2)	(1)	(3)
Defined benefit plans	(689)	(25)	(714)	(1,226)	(52)	(1,278)

A portion of our projected benefit obligation includes amounts that have not yet been recognized as expense (or reductions of expense) in our results of operations. Such amounts are recorded within accumulated other comprehensive loss until they are amortized as a component of net periodic benefit cost. The following table provides a summary of pre-tax amounts recorded within accumulated other comprehensive loss:

	June 29, 2018			June 30, 2017
	Pension	Other Benefits	Total	Pension	Other Benefits	Total

	(In millions)
Net actuarial loss (gain)	$156	$(46)	$110	$262	$(28)	$234
Net prior service cost (credit)	4	(1)	3	2	(1)	1
	$160	$(47)	$113	$264	$(29)	$235

The following table provides a roll-forward of the projected benefit obligations for our defined benefit plans:

	2018			2017
	Pension	Other Benefits	Total	Pension	Other Benefits	Total

	(In millions)
Change in benefit obligation
Benefit obligation at beginning of fiscal year	$6,140	$265	$6,405	$6,471	$311	$6,782
Service cost	39	1	40	58	1	59
Interest cost	195	7	202	184	8	192
Actuarial gain	(169)	(22)	(191)	(160)	(32)	(192)
Prior service cost	2	—	2	—	—	—
Benefits paid	(402)	(18)	(420)	(376)	(22)	(398)
Expenses paid	(35)	—	(35)	(34)	—	(34)
Curtailments(1)	—	—	—	—	(1)	(1)
Foreign exchange	4	—	4	(3)	—	(3)
Benefit obligation at end of fiscal year	$5,774	$233	$6,007	$6,140	$265	$6,405

_______________

(1)	We divested IT Services during fiscal 2017, which resulted in a curtailment under the Salaried Retiree Medical Plan.
The following table provides a roll-forward of the assets and the ending funded status of our defined benefit plans:

	2018			2017
	Pension	Other Benefits	Total	Pension	Other Benefits	Total

	(In millions)			(In millions)
Change in plan assets
Plan assets at beginning of fiscal year	$4,921	$212	$5,133	$4,273	$216	$4,489
Actual return on plan assets	307	14	321	470	22	492
Employer contributions	303	(1)	302	591	(4)	587
Benefits paid	(402)	(18)	(420)	(376)	(22)	(398)
Expenses paid	(35)	—	(35)	(34)	—	(34)
Foreign exchange	4	—	4	(3)	—	(3)
Plan assets at end of fiscal year	$5,098	$207	$5,305	$4,921	$212	$5,133

Funded status at end of fiscal year	$(676)	$(26)	$(702)	$(1,219)	$(53)	$(1,272)
The accumulated benefit obligation for all defined benefit pension plans was $5.8 billion at June 29, 2018. The following table provides information for defined benefit pension plans with an accumulated benefit obligation in excess of plan assets:

	June 29, 2018	June 30, 2017

	(In millions)
Projected benefit obligation	$5,694	$6,061
Accumulated benefit obligation	5,694	6,061
Fair value of plan assets	5,004	4,833

Income Statement Information
The following table provides the components of net periodic benefit income and other amounts recognized in other comprehensive income for fiscal 2018 and 2017 as they pertain to our defined benefit plans:

	Pension		Other Benefits
	2018	2017	2018	2017

	(In millions)
Net periodic benefit income(1)
Service cost	$39	$58	$1	$1
Interest cost	195	184	7	8
Expected return on plan assets	(369)	(340)	(16)	(17)
Amortization of net actuarial loss (gain)	—	1	(1)	—
Total net periodic benefit income	$(135)	$(97)	$(9)	$(8)
Other changes in plan assets and benefit obligations recognized in other comprehensive loss (income)
Net actuarial gain	$(106)	$(284)	$(20)	$(38)
Prior service cost	2	—	—	—
Amortization of prior service credit	—	—	1	—
Amortization of net actuarial loss	—	(1)	—	—
Total change recognized in other comprehensive income	(104)	(285)	(19)	(38)
Total impact from net periodic benefit cost and changes in other comprehensive income	$(239)	$(382)	$(28)	$(46)

_______________
(1) Net periodic benefit income presented in this table includes both continuing and discontinued operations. $2 million of the service cost component of net periodic benefit income is included as a component of the “Discontinued operations, net of income taxes” line item in our Consolidated Statement of Income for fiscal 2017.
The service cost component of net periodic benefit income is included in the “Cost of product sales and services” and “Engineering, selling and administrative expenses” line items in our Consolidated Statement of Income. The non-service cost components of net periodic pension income are included in the "Non-operating income" line item in our Consolidated Statement of Income.
The following table provides the estimated net actuarial gain and prior service cost that will be amortized from accumulated other comprehensive loss into net periodic benefit income during fiscal 2019:

	Pension	Other Benefits	Total

	(In millions)
Net actuarial gain	$—	$(6)	$(6)
Prior service cost	1	—	1
	$1	$(6)	$(5)

Defined Benefit Plan Assumptions
The determination of the assumptions related to defined benefit plans are based on the provisions of the applicable accounting pronouncements, review of various market data and discussions with our actuaries. We develop each assumption using relevant Company experience in conjunction with market-related data. Assumptions are reviewed annually and adjusted as appropriate.
The following tables provide the weighted-average assumptions used to determine projected benefit obligations and net periodic benefit cost, as they pertain to our defined benefit pension plans:

Obligation assumptions as of:	June 29, 2018	June 30, 2017
Discount rate	4.05%	3.76%
Rate of future compensation increase	2.76%	2.76%

Cost assumptions for fiscal years:	2018	2017
Discount rate to determine service cost	3.48%	3.80%
Discount rate to determine interest cost	3.28%	2.94%
Expected return on plan assets	7.66%	7.65%
Rate of future compensation increase	2.76%	2.75%
Key assumptions for the U.S. SRP (our largest defined benefit pension plan with approximately 90% of the total projected benefit obligation) included a discount rate for obligation assumptions of 4.07% and expected return on plan assets of 7.75% for fiscal 2018, which is being maintained at 7.75% for fiscal 2019.
The following table provides the weighted-average assumptions used to determine projected benefit obligations and net periodic benefit cost, as they pertain to our other postretirement defined benefit plans:

Obligation assumptions as of:	June 29, 2018	June 30, 2017
Discount rate	3.99%	3.63%
Rate of future compensation increase	N/A	N/A

Cost assumptions for fiscal year:	2018	2017
Discount rate to determine service cost	3.62%	3.52%
Discount rate to determine interest cost	3.04%	2.60%
Rate of future compensation increase	N/A	N/A

The expected long-term rate of return on plan assets reflects the expected returns for each major asset class in which the plans invest, the weight of each asset class in the strategic allocation, the correlations among asset classes and their expected volatilities. Our expected rate of return on plan assets is estimated by evaluating both historical returns and estimates of future returns. Specifically, the determination of the expected long-term rate of return takes into consideration: (1) the plan’s actual historical annual return on assets over the past 15-, 20- and 25-year time periods, (2) historical broad market returns over long-term timeframes weighted by the plan’s strategic allocation, and (3) independent estimates of future long-term asset class returns, weighted by the plan’s strategic allocation. Based on this approach, the long-term annual rate of return on assets is estimated at 7.75% for fiscal 2019 for the U.S. defined benefit plans. The weighted average long-term annual rate of return on assets for all defined benefit pension plans is estimated at 7.66% for fiscal 2019. In fiscal 2018, we adopted updated mortality tables, which resulted in a decrease in the defined benefit plans’ projected benefit obligation as of June 29, 2018 and estimated net periodic benefit cost beginning fiscal 2019.
The assumed rate of future increases in the per capita cost of healthcare (the healthcare trend rate) for fiscal 2018 was 6.88% for both pre-age 65 and post-age 65 benefits, decreasing ratably to 4.75% in fiscal 2027. The corresponding assumed rate for fiscal 2019 is 7.35% for pre-age 65 benefits and 6.85% for post-age 65 benefits, decreasing ratably to 4.75% in fiscal 2028. Increasing or decreasing the healthcare cost trend rates by one percent per year would not have a material effect on the benefit obligation or the aggregate annual service and interest cost components. To the extent that actual experience differs from these assumptions, the effect will be accumulated and generally amortized for each plan to the extent required over the estimated future life expectancy or, if applicable, the future working lifetime of the plan’s active participants.
Investment Policy
The investment strategy for managing defined benefit plan assets is to seek an optimal rate of return relative to an appropriate level of risk. We manage substantially all defined benefit plan assets on a commingled basis in a master investment trust. In making these asset allocation decisions, we take into account recent and expected returns and volatility of returns for each asset class, the expected correlation of returns among the different investments, as well as anticipated funding and cash flows. To enhance returns and mitigate risk, we diversify our investments by strategy, asset class, geography and sector and engage a large number of managers to gain broad exposure to the markets.
The following table provides the current strategic target asset allocation ranges by asset category:

	Target Asset Allocation
Equity investments	45%	—	75%
Fixed income investments	20%	—	42%
Hedge funds	5%	—	15%
Cash and cash equivalents	0%	—	10%

Fair Value of Plan Assets
The following is a description of the valuation techniques and inputs used to measure fair value for major categories of investments as reflected in the table that follows such description:

•
Domestic and international equities, which include common and preferred shares, domestic listed and foreign listed equity securities, open-ended and closed-ended mutual funds and exchange traded funds, are generally valued at the closing price reported on the major market exchanges on which the individual securities are traded at the measurement date. Because these assets are traded predominantly on liquid, widely traded public exchanges, equity securities are categorized as Level 1 assets.

•
Private equity funds, which include buy-out, mezzanine, venture capital, distressed asset and secondary funds, are typically limited partnership investment structures. Private equity valuations are based on the valuation of the underlying investments, which include inputs such as cost, operating results, discounted future cash flows and market-based comparable data. Private equity funds generally have liquidity restrictions that extend for ten or more years. Valuations are largely based on unobservable inputs and short-term liquidity is restricted; consequently, private equity is categorized as Level 3 assets. At June 29, 2018 and June 30, 2017, our defined benefit plans had future unfunded commitments totaling $246 million and $157 million, respectively, related to private equity fund investments.

•
Hedge funds, which include equity long/short, event-driven and fixed-income arbitrage and global macro funds, are typically limited partnership investment structures. Limited partnership interests in hedge funds are primarily valued using a market approach based on NAV calculated by the funds and are not publicly available. Hedge funds that permit redemption on a quarterly or more frequent basis with 90 or fewer days notice are generally categorized as Level 2 assets. All other hedge funds are categorized as Level 3 assets.

•
Fixed income investments, which include U.S. Government securities and investment and non-investment grade corporate bonds, are generally valued using pricing models that use verifiable, observable market data such as interest rates, benchmark yield curves and credit spreads, bids provided by brokers or dealers, or quoted prices of securities with similar characteristics. Fixed income investments are categorized as Level 2 assets.

•
Other is primarily comprised of guaranteed insurance contracts valued at book value, which approximates fair value, calculated using the prior-year balance adjusted for investment returns and changes in cash flows.

•
Cash and cash equivalents are primarily comprised of short-term money market funds valued at cost, which approximates fair value, or valued at quoted market prices of identical instruments. Cash and currency are categorized as Level 1 assets; cash equivalents, such as money market funds or short-term commingled funds, are categorized as Level 2 assets.

•
Certain investments that are valued using the NAV per share (or its equivalent) as a practical expedient are not categorized in the fair value hierarchy and are included in the table to permit reconciliation of the fair value hierarchy to the aggregate postretirement benefit plan assets.

The following table provides the fair value of plan assets held by our defined benefit plans by asset category and by fair value hierarchy level:

	June 29, 2018
	Total	Level 1	Level 2	Level 3

	(In millions)
Asset Category
Equities:
Domestic equities	$1,221	$1,189	$32	$—
International equities	903	899	4	—
Alternative investments:
Private equity funds	401	—	—	401
Hedge funds	187	—	—	187
Fixed income:
Corporate bonds	812	—	801	11
Government securities	335	—	335	—
Other	1	—	—	1
Cash and cash equivalents	209	6	203	—
Total	4,069	$2,094	$1,375	$600
Investments Measured at NAV
Equity funds	714
Fixed Income funds	318
Hedge Funds	208
Total Investments Measured at NAV	1,240
Payables, net	(4)
Total fair value of plan assets	$5,305

	June 30, 2017
	Total	Level 1	Level 2	Level 3

	(In millions)
Asset Category
Equities:
Domestic equities	$1,062	$1,032	$30	$—
International equities	838	834	4	—
Alternative investments:
Private equity funds	522	—	—	522
Hedge funds	242	—	—	242
Fixed income:
Corporate bonds	611	—	611	—
Government securities	241	—	241	—
Other	2	—	—	2
Cash and cash equivalents	597	1	596	—
Total	4,115	$1,867	$1,482	$766
Investments Measured at NAV
Equity funds	632
Fixed Income funds	288
Total Investments Measured at NAV	920
Receivables, net	98
Total fair value of plan assets	$5,133

The following table presents a reconciliation of the beginning and ending defined benefit plan asset balances that use significant unobservable inputs (Level 3) to measure fair value:

	Private Equity Funds	Hedge Funds	Fixed Income	Other	Total

			(In millions)
Level 3 balance — July 1, 2016	$700	$282	$—	$2	$984
Realized gains (losses), net	78	(23)	—	—	55
Unrealized gains (losses), net	(71)	49	—	—	(22)
Sales, net	(185)	(66)	—	—	(251)
Level 3 balance — June 30, 2017	522	242	—	2	766
Realized gains (losses), net	47	8	—	—	55
Unrealized gains (losses), net	(25)	(4)	—	—	(29)
Sales, net	(144)	(59)	11	—	(192)
Level 3 balance — June 29, 2018	$400	$187	$11	$2	$600

Contributions
Funding requirements under Internal Revenue Service (“IRS”) rules are a major consideration in making contributions to our postretirement benefit plans. With respect to U.S. qualified pension plans, we intend to contribute annually not less than the required minimum funding thresholds.
The Highway and Transportation Funding Act of 2014 (“HATFA”) and the Bipartisan Budget Act of 2015 (“BBA 2015”) further extended the interest rate stabilization provision of MAP-21 until 2020. We made voluntary contributions of $300 million and $400 million to our U.S. qualified pension plans during fiscal 2018 and 2017, respectively. As a result, we currently do not anticipate making any contributions to our U.S. qualified pension plans during fiscal 2019.
Estimated Future Benefit Payments
The following table provides the projected timing of payments for benefits earned to date and benefits expected to be earned for future service by current active employees under our defined benefit plans:

	Pension	Other Benefits(1)	Total

	(In millions)
Fiscal Years:
2019	$400	$24	$424
2020	384	24	408
2021	385	23	408
2022	384	22	406
2023	382	22	404
2024 — 2028	1,854	89	1,943

_______________

(1)	Projected payments for Other Benefits reflect gross payments from the Company, excluding subsidies, which are expected to approximate 10 percent of gross payments.